RESEARCH AND DEVELOPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESEARCH AND DEVELOPMENT
Gross research and development	$ 64,346	$ 63,424	$ 63,020
Government tax credits	(2,561)	(2,521)	(2,130)
Total	$ 61,785	$ 60,903	$ 60,890